Average Annual Total Returns - FS Managed Futures Fund	Apr. 30, 2021
Class I
Average Annual Return:
1 Year	10.83%
Since Inception	5.33%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	8.23%
Since Inception	3.96%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.44%
Since Inception	3.63%
Class A
Average Annual Return:
1 Year	4.16%
Since Inception	2.00%